Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
7. Leases
In February 2021, GIB entered into a lease agreement for a commercial property with Gateway Rental Properties, LLC, to be used for general office and administrative purposes. The lease commenced on March 1, 2021. The monthly rent on the lease, which includes CAM, interest, and taxes, is approximately $3. The initial term of the lease is for two years, with an option to renew for an additional two-year
period. The lease contained an option to purchase the property at any time during the Initial Term for $375 that GIB was reasonably certain to exercise.
The Company, therefore, has accounted for the lease as a finance lease, resulting in a lease liability and ROU asset of $338 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 15.2%, as estimated by management, was used to discount the future payments on the lease to their present value. At the end of the lease term, the Company was not able to exercise the purchase option and renewed the lease with no purchase option for two years, commencing on March 31, 2022. Since the Company did not purchase the building, the Company recorded a gain on extinguishment of lease for $375.
In August 2021, GRIID entered into a ground lease agreement with a Tennessee resident, the landlord, for 2 acres of unencumbered land in Lenoir City, Tennessee. On February 8, 2022, the lease was assigned to Ava Data. The lease commenced on November 6, 2021. The monthly rent on the lease is $15. The lease contained an option to prepay base rent in the amount equal to the outstanding principal balance and accrued interest under the landlord’s Promissory Note dated July 5, 2021, in the original principal amount of $175 (the “Note”) and receive a credit against the next monthly payments of base rent due under the lease in an amount equal to the rent prepayment discounted against such base rent at a 4% discount. GRIID exercised this prepay option, resulting in a base rent prepayment of $170. The initial term of the lease is for five years, with an option to renew it for an additional five-year period that the Company is reasonably certain to exercise. The lease also contains an option to purchase the property at any time after the one-year
anniversary of the commencement of the lease for $2,100 that GRIID is not reasonably certain to exercise. The Company has accounted for the lease as an operating lease, resulting in a lease liability of $1,136 and ROU asset of $1,306 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 7.0%, as estimated by management, was used to discount the future payments on the lease to their present value.
On January 5, 2022, the Company entered into a lease agreement for commercial property to be used for distribution, mining operations, and warehouse and office space in Rutledge, Tennessee. The lease commenced on January 1, 2022 for 10,000 square feet of the building and on February 1, 2022 for the remaining 37,906 square feet of the building. The monthly rent on the lease is $16. The initial term of the lease is for five years. The lease includes an option to renew for an additional five-year period that the Company is reasonably certain to exercise. The monthly base rent during the renewal term is $18. Monthly rent for the initial and optional renewal term does not include CAM, insurance or taxes as the payments are variable. The Company has accounted for the lease as an operating lease resulting in a lease liability and ROU asset of $1,315 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 9.0%, as estimated by management, was used to discount the future payments on the lease to their present value.
On March 1, 2023, GIB entered into a lease agreement for a commercial property with Gateway Rental Properties, LLC, to be used for general office and administrative purposes. The lease contains no purchase option. The monthly rent on the lease, which includes CAM, interest, and taxes, is approximately $3. The initial term of the lease is for two years, with an option to renew for an additional two-year
period. The Company has accounted for the lease as an operating lease resulting in a lease liability and ROU asset of $71. A rate commensurate with assets of a similar term of 10.0%, as estimated by management, was used to discount the future payments on the lease to their present value.
On March 4, 2022, the Company entered into a thirty-nine-month lease agreement for a truck. The lease commenced on March 4, 2022. The monthly lease payments on the truck are $1. Because the lease contains an option to purchase the truck at the end of the lease that the Company is reasonably certain to exercise, the Company has accounted for the lease as a finance lease, resulting in a lease liability and ROU asset of $47 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 4.7%, as estimated by management, was used to discount the future payments on the lease to their present value.
On March 15, 2022, the Company entered into a
two-year
lease agreement for office space in Austin, Texas. The lease commenced on March 15, 2022. The monthly rent on the lease is $3 excluding CAM, insurance and taxes as those monthly payments are variable. The lease contains no renewal or purchase options. The Company has accounted for the lease as an operating lease resulting in lease liability and ROU asset of $60. A rate commensurate with assets of a similar term of 4.5%, as estimated by management, was used to discount the future payments on the lease to their present value.
On April 25, 2022, the Company entered a
one-year
lease extension for the Data Black River LLC location. The lease can be extended until June 30, 2024. The monthly rent is $1 and excludes CAM charges, which are invoiced separately monthly. The Company has accounted for the lease as an operating lease, with the rent being expensed monthly.
Finance and operating lease assets and lease liabilities are as follows:

		September 30,	December 31,
Lease Classification	Classification	2023	2022
Assets
Current
Operating	Current assets	$—	$—
Finance	Current assets	1	1
Long-term
Operating	Long-term assets	2,327	2,454
Finance	Long-term assets	49	96

Total right-of-use assets		$2,377	$2,551

Liabilities
Current
Operating	Short-term lease liability	$225	$205
Finance	Short-term lease liability	6	377
Noncurrent
Operating	Long-term lease liability	2,167	2,300
Finance	Long-term lease liability	94	98

Total lease liabilities		$2,492	$2,980

The components of lease expense were as follows:

	Three Months Ended		Nine Months Ended
	Sep 30,	Sep 30,	Sep 30,	Sep 30,
	2023	2022	2023	2022
Operating lease expense	$112	$104	$328	$203
Finance lease expense
Amortization on ROU assets	7	48	48	94
Interest on lease liabilities	1	15	13	29
Short-term lease expense	15	25	45	49

Total lease expense	$135	$192	$434	$375

Other information related to leases was as follows:

	Nine Months Ended	Nine Months Ended
	Sep 30, 2023	Sep 30, 2022
Weighted average remaining lease term (in years)
Operating leases	8.1	9.1
Finance leases	2.2	1.0
Weighted average discount rate:
Operating leases	8.1%	8.0%
Finance lease	4.6%	12.7%

	Three Months Ended		Nine Months Ended
	Sep 30, 2023	Sep 30, 2022	Sep 30, 2023	Sep 30, 2022
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$107	$56	$316	$143
Operating cash flows from finance leases	$2	$11	$14	$34
ROU assets obtained in exchange for lease obligations
Operating leases	$—	$—	$55	$1,375
Finance lease	$—	$—	$—	$47
Future minimum lease payments under
non-cancellable
leases as of September 30, 2023 were as follows:

Year	Operating Leases	Finance Leases
Remainder of 2023	$107	$2
2024	402	10
2025	371	32
2026	367	65
2027	412	—
2028	412	—
Thereafter	1,220	—

Total future minimum lease payments	3,291	109
Less: imputed interest	(899)	(10)

Total	2,392	99
Plus: lease asset, current	—	1
Less: lease liability, current	(225)	(6)

Total long-term lease liability	$2,167	$94

8. Leases
In February 2021, GIB entered into a lease agreement for a commercial property with Gateway Rental Properties, LLC, to be used for general office and administrative purposes. The lease commenced on March 1, 2021. The monthly rent on the lease, which includes CAM, interest, and taxes, is approximately $3. The initial term of the lease is for two years, with an option to renew for an additional two-year
period. Because the lease contains an option to purchase the property at any time during the Initial Term for $375 that GIB is reasonably certain to exercise, the Company has accounted for the lease as a finance lease, resulting in a lease liability and ROU asset of $338 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 15.2%, as estimated by management, was used to discount the future payments on the lease to their present value.
In August 2021, GRIID entered into a ground lease agreement with a Tennessee resident, the landlord, for 2 acres of unencumbered land in Lenoir City, Tennessee. On February 8, 2022, the lease was assigned to Ava Data. The lease commenced on November 6, 2021. The monthly rent on the lease is $15. The lease contained an option to prepay base rent in the amount equal to the outstanding principal balance and accrued interest under the landlord’s Promissory Note dated July 5, 2021, in the original principal amount of $175 (the “Note”) and receive a credit against the next monthly payments of base rent due under the lease in an amount equal to the rent prepayment discounted against such base rent at a 4% discount. GRIID exercised this prepay option, resulting in a base rent prepayment of $170. The initial term of the lease is for five years, with an option to renew it for an additional five-year period that the Company is reasonably certain to exercise. The lease also contains an option to purchase the property at any time after the one-year
anniversary of the commencement of the lease for $2,100 that GRIID is not reasonably certain to exercise. The Company has accounted for the lease as an operating lease, resulting in a lease liability of $1,136 and ROU asset of $1,306 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 7.0%, as estimated by management, was used to discount the future payments on the lease to their present value.
On January 5, 2022, the Company entered into a lease agreement for commercial property to be used for distribution, mining operations, and warehouse and office space in Rutledge, Tennessee. The lease commenced on January 1, 2022 for 10,000 square feet of the building and on February 1, 2022 for the remaining 37,906 square feet of the building. The monthly rent on the lease is $16. The initial term of the lease is for five years
. The lease includes an option to renew for an additional five-year period that the Company is reasonably certain to exercise. The monthly base rent during the renewal term is $18. Monthly rent for the initial and optional renewal term does not include CAM, insurance or taxes as the payments are variable. The Company has accounted for the lease as an operating lease resulting in a lease liability and ROU asset of $1,315 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 9.0%, as estimated by management, was used to discount the future payments on the lease to their present value.
On March 4, 2022, the Company entered into a thirty-nine-month lease agreement for a truck. The lease commenced on March 4, 2022. The monthly lease payments on the truck are $1. Because the lease contains an option to purchase the truck at the end of the lease that the Company is reasonably certain to exercise, the Company has accounted for the lease as a finance lease, resulting in a lease liability and ROU asset of $47 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 4.7%, as estimated by management, was used to discount the future payments on the lease to their present value.
On March 15, 2022, the Company entered into a
two-year
lease agreement for office space in Austin, Texas. The lease commenced on March 15, 2022. The monthly rent on the lease is $3 excluding CAM, insurance and taxes as those monthly payments are variable. The lease contains no renewal or purchase options. The Company has accounted for the lease as an operating lease resulting in a lease liability and ROU asset of $60. A rate commensurate with assets of a similar term of 4.5%, as estimated by management, was used to discount the future payments on the lease to their present value.
On April 25, 2022, the Company entered a
one-year
lease extension for the Data Black River LLC location. The lease can be extended until June 30, 2023. The monthly rent is $1 and excludes CAM charges, which are invoiced separately monthly. The Company has accounted for the lease as an operating lease, with the rent being expensed monthly.
Finance and operating lease assets and lease liabilities are as follows:

Lease Classification	Classification	December 31, 2022	December 31, 2021
Assets
Current
Operating	Current assets	$—	$60
Finance	Current assets	1	20
Long-term
Operating	Long-term assets	2,454	1,289
Finance	Long-term assets	96	241

Total right-of-use assets		$2,551	$1,610

Liabilities
Current
Operating	Short-term lease liability	$205	$—
Finance	Short-term lease liability	377	—
Noncurrent
Operating	Long-term lease liability	2,300	1,209
Finance	Long-term lease liability	98	433

Total lease liabilities		$2,980	$1,642

The components of lease expense were as follows:

	Year Ended
	December 31, 2022	December 31, 2021
Operating lease expense	$412	$30
Finance lease expense
Amortization on ROU assets	192	151
Interest on lease liabilities	59	46
Short-term lease expense	86	54

Total lease expense	$749	$281

Other information related to leases was as follows:

	Year Ended
	December 31, 2022	December 31, 2021
Weighted average remaining lease term (in years)
Operating leases	8.8	9.9
Finance leases	0.8	1.6
Weighted average discount rate:
Operating leases	8.0%	7.0%
Finance lease	12.7%	13.6%

	Year Ended
	December 31, 2022	December 31, 2021
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$222	$170
Operating cash flows from finance leases	$45	$32
ROU assets obtained in exchange for lease obligations
Operating leases	$1,375	$1,306
Finance lease	$47	$338
Future minimum lease payments under
non-cancellable
leases as of December 31, 2022 were as follows:

Year	Operating Leases	Finance Leases
2023	$398	$390
2024	371	10
2025	366	32
2026	367	66
2027	412	—
2028	412	—
Thereafter	1,220	—

Total future minimum lease payments	3,546	498
Less: imputed interest	(1,041)	(23)

Total	2,505	475
Plus: lease asset, current	—	—
Less: lease liability, current	(205)	(377)

Total long-term lease liability	$2,300	$98